Inventories (Details Textual) - USD ($)	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Inventory [Line Items]
Inventory for Long-term Contracts or Programs, Gross	$ 27,274,625	$ 43,990,515	$ 44,722,232